FINANCIAL RISK MANAGEMENT (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	$ 24.6	$ 20.5
Australian dollar
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	(0.6)	4.6
Mexican peso
Disclosure of detailed information about financial instruments [line items]
Impact of 10% change in foreign exchange rates	$ 1.1	$ 1.8